Related Party Transactions (Details) $ / shares in Units, $ in Millions				1 Months Ended		6 Months Ended	12 Months Ended
	Mar. 24, 2025 shares	Mar. 10, 2025 USD ($) $ / shares shares	Jul. 11, 2024 shares	Apr. 20, 2022 USD ($)	Apr. 20, 2022 HKD ($)	Apr. 30, 2025 USD ($) shares	Oct. 31, 2024 USD ($)	Apr. 22, 2025
Related Party Transactions [Line Items]
Post-reverse stock split						430,169
Related party payable balance (in Dollars) | $						$ 952,181
Working capital advance (in Dollars) | $		$ 4,452,999
Percentage of consideration payable				30.00%	30.00%
Warrant [Member]
Related Party Transactions [Line Items]
Ordinary shares issued	3,345,698
Post-reverse stock split	133,828
New Galion [Member]
Related Party Transactions [Line Items]
Total consideration				$ 16,200,000	$ 127.0
Dr. Zhang [Member]
Related Party Transactions [Line Items]
Percentage of ownership outstanding shares			35.85%
Mr. Guohua Zhang [Member]
Related Party Transactions [Line Items]
Related party payable balance (in Dollars) | $							$ 952,181
Topsheen Shipping [Member]
Related Party Transactions [Line Items]
Ordinary shares issued		1,699,618
Post-reverse stock split		67,985
High-Trend [Member] | Warrant [Member]
Related Party Transactions [Line Items]
Ordinary shares issued	3,345,698
Post-reverse stock split	133,828
Minimum [Member]
Related Party Transactions [Line Items]
Reverse stock split per share (in Dollars per share) | $ / shares		$ 2.62
Maximum [Member]
Related Party Transactions [Line Items]
Reverse stock split per share (in Dollars per share) | $ / shares		$ 65.5
Common Class A [Member]
Related Party Transactions [Line Items]
Ordinary shares issued			20,000,000
Post-reverse stock split			800,000
Common Class B [Member]
Related Party Transactions [Line Items]
Ordinary shares issued	2,500,000
Post-reverse stock split	100,000
Common Class B [Member] | High-Trend [Member]
Related Party Transactions [Line Items]
Ordinary shares issued	2,500,000
Post-reverse stock split	100,000
Dr. Guohua Zhang [Member]
Related Party Transactions [Line Items]
Percentage of beneficial ownership			67.14%
Dr. Zhang [Member]
Related Party Transactions [Line Items]
Percentage of beneficial ownership								10.00%